Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000015930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hawaii Municipal Bond Fund, Class I Shares
Without Sales Load [Member] | C000015930
Average Annual Return [Line Items]
Average Annual Return, Percent		4.32%	0.38%	1.53%
Without Sales Load [Member] | C000015931
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%	0.13%	1.27%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		4.25%	0.80%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Average Annual Return, Percent		4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg Hawaii Municipal Index (USD) (TR)
Average Annual Return, Percent		4.72%	0.64%	2.12%
ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-22 Year U.S. Municipal Securities Index (USD)
Average Annual Return, Percent		4.65%	1.15%	2.33%
Bloomberg Hawaii Municipal Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Hawaii Municipal Index (USD) (TR)
Average Annual Return, Percent		4.72%	0.64%	2.12%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.